EQUITY (Details Narrative) - USD ($)				6 Months Ended
	Jun. 21, 2023	Jun. 14, 2023	Feb. 03, 2023	Jul. 03, 2024	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Preferred stock, shares outstanding					2,000,000	2,000,000	0
Common stock, shares outstanding					58,608,825	58,608,825	55,308,825
MEDcann Industries [Member]
Agreed to purchase common shares			40,000,000
Price per common shares			$ 0.00125
Payment for purchase common shares			$ 50,000
Paid total purchase price			$ 30,000
Gibraltar Securities [Member]
Price per common shares	$ 0.00125	$ 0.1755		$ 0.0769
Payment for purchase common shares	$ 5,000	$ 351,000		$ 254,000
Common share issued in exchange	4,000,000	2,000,000		3,300,000